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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.  Name and address of issuer:

    TAX-FREE INVESTMENTS CO.
    11 GREENWAY PLAZA, SUITE 100
    HOUSTON, TEXAS 77046
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2.  The name of each series or class of securities for which this Form is filed
    (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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3.  Investment Company Act File Number:   811-2731

    Securities Act File Number:   2-58286
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4(a). Last day of fiscal year for which this Form is filed:    MARCH 31, 2002

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.  Calculation of registration fee:

        (i) Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                       $10,006,327,975
                                                                 ---------------

       (ii) Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                     $9,226,705,128
                                                 --------------

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission:           $  204,395,860
                                                 --------------

       (iv) Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                       -$ 9,431,100,988
                                                                 ---------------

        (v) Net sales -- if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                          $   575,226,987
                                                                 ---------------

     ---------------------------------------------------------------
     | (vi) Redemption credits available for                       |
     |      use in future years if Item 5(i)     $       -0-       |
     |      is less than Item 5(iv)              -------------     |
     |      [subtract Item 5(iv) from Item 5(i):                   |
     |                                                             |
     ---------------------------------------------------------------

      (vii) Multiplier for determining registration
            fee (See Instruction C.9):                         x 0.000092
                                                                 --------


     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                      =$      52,920.88
                                                                ================

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6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .
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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$         -0-
                                                               ----------------
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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:


                                                              =$      52,920.88
                                                               ----------------
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:


        Method of Delivery:

                         [X]  Wire Transfer
                         [ ]  Mail or other means
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                                  SIGNATURES

    This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  /s/ DANA R. SUTTON
                               --------------------------------------------
                               Dana R. Sutton, Vice President and Treasurer

    Date      June 26, 2002
              -------------

        * Please print the name and title of the signing officer below the signature.
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